UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2012

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Remy W. Trafelet

Address:   590 Madison Ave, 39th Floor
           New York, NY 10022


Form 13F File Number: 028-13171


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Remy W. Trafelet
Title:  Individually
Phone:  (212) 201-7800

Signature,  Place,  and  Date  of  Signing:

                                   New York, NY                     May 15, 2012
---------------------------------  --------------------------- ---  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12508        Trafelet Capital Management, L.P.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               4

Form 13F Information Table Value Total:  $        7,298
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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                                                  FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6      COLUMN 7       COLUMN 8
-------------------------- --------------- ---------- --------- ----------- -------- --------------- ---------- -----------------
                                                                                                                VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP     VALUE    SHRS OR SH/  PUT/     INVESTMENT      OTHER     SOLE   SHARED NONE
                                                      (X$1000)  PRN AMT PRN  CALL     DIRECTION      MANAGERS
-------------------------- --------------- ---------- --------- ----------- -------- --------------- ---------- -----------------
ATLAS ENERGY LP            COM UNITS LP    04930A104      3,300 100,000            DEFINED             None    100,000
ATLAS PIPELINE PARTNERS LP UNIT L P INT    049392103      1,168  33,000            DEFINED             None    33,000
ATLAS RESOURCE PARTNERS LP COM UNT LTD PR  04941A101        285  10,210            DEFINED             None    10,210
CEDAR FAIR L P             DEPOSITARY UNIT 150185106      2,545  86,000            DEFINED             None    86,000
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